Derivative financial instruments - Credit ratings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments
Derivative financial instrument assets	$ 29,410	$ 2,105
Not rated
Derivative financial instruments
Derivative financial instrument assets	$ 29,410	$ 2,105